Financial Instruments - Fair value hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1 | Investments at fair value
Financial instruments
Financial assets	R$ 11,214	R$ 9,803
Level 2 | Derivative financial liabilities | Swap
Financial instruments
Financial liabilities	8,192
Level 2 | Financial investments
Financial instruments
Financial assets	36,103
Level 2 | Derivative financial assets
Financial instruments
Financial assets		861
Level 3 | Derivative financial liabilities | Put option
Financial instruments
Financial liabilities	105,654	223,561
Level 3 | Accounts payable to selling shareholders
Financial instruments
Financial liabilities	R$ 687,849	R$ 867,264